UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:110 East 42nd Street, Suite 1100
	New York, NY 10017-8535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti	New York, NY   February 16, 2010
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total:$227,303 (thousands)


List of Other Included Managers:
NONE



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
NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACERGY S A	      SPONSORED ADR  00443E104	    57444	 3679946       SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM     032159105	     5414	  395187       SOLE	   N/A	      SOLE
APPLE COMPUTERS INC	     COM     037833100	      253	    1200       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108       9816         273802       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     4064	  427835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      494	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	       22	   16800       SOLE	   N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207        989            301       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	       81	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      165	   15000       SOLE	   N/A	      SOLE
BUILDERS FIRST SOURCE INC    COM     12008R107	     5676	 1478205       SOLE	   N/A	      SOLE
CANADIAN NAT RES LTD         COM     136385101      11130	  154695       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     5456	  151905       SOLE	   N/A	      SOLE
CERADYNE INC		     COM     156710105	      860	   44789       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108	     1679         429299       SOLE        N/A        SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     1934	   90990       SOLE	   N/A	      SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	        9	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207        791	  898670       SOLE	   N/A        SOLE
DOVER MOTORSPORTS INC	     COM     260174107	       63	   30000       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205       1671	   80932       SOLE	   N/A        SOLE
GEOKINETICS INC       COM PAR $0.01  372910300        614	   63800       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	     1264	  110401       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	      183	  122900       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     4500         112840       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	      109	   22564       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	        8	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	    12490	  114848       SOLE	   N/A	      SOLE
LL & E RTY TR		UNIT BEN INT 502003106	     1232	 1866219       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	     6562	  275824       SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM     533900106	     2035	   38070       SOLE	   N/A	      SOLE
MANHATTAN BRIDGE CAPITAL INC COM     562803106	       10	   10000       SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM     60740F105	     2961	  210175       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      435	    2507       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107       8285	   72189       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     5629	  235245       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      423	   40522       SOLE	   N/A	      SOLE
PHI INC			   COM VTG   69336T106	      395	   18681       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103        223	  107751       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      19979         771376       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	       79	   32401       SOLE	   N/A        SOLE
POINT 360		     COM     730698107	      238	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      14926	  363338       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109      12933         633051       SOLE        N/A        SOLE
RTI INTL METALS INC	     COM     74973W107	      213	    8458       SOLE	   N/A	      SOLE
SEACOR HOLDINGS INC	     COM     811904101	     5152	   67556       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       4363         182762       SOLE        N/A        SOLE
SILVERLEAF RESORTS INC	     COM     828395103	      125	  150000       SOLE	   N/A	      SOLE
SKYLINE CORP		     COM     830830105	     3166	  172050       SOLE	   N/A	      SOLE
SPARTAN MTRS INC	     COM     846819100	       56	   10000       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      260	   28875       SOLE	   N/A	      SOLE
SUNCOR ENERGY INC NEW	     COM     867224107	     2196	   62196       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        995          53384       SOLE        N/A        SOLE
TRIMAS CORP		   COM NEW   896215209	      983	  145164       SOLE	   N/A	      SOLE
U M H PROPERTIES INC	     COM     903002103	      476	   56084       SOLE	   N/A	      SOLE
ZENITH NATL INS CORP	     COM     989390109	     5794	  194701       SOLE	   N/A	      SOLE
